5. STOCKHOLDERS' DEFICIT (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders Deficit Tables
Number of Warrants Outstanding, Beginning	34,000,000	18,200,000
Number of Warrants Granted	24,000,000	20,000,000
Number of Warrants Exercised	(23,500,000)	(4,200,000)
Number of Warrants Cancelled/Forfeited	0	0
Number of Warrants Outstanding, Ending	34,500,000	34,000,000
Weighted Average Exercise Price Outstanding, Beginning	$ .01	$ .001
Weighted Average Exercise Price Outstanding, Ending	$ .01	$ .01
Weighted Average Remaining Contractual Life (in years) Outstanding, Ending	4 years 1 month 6 days	1 year 8 months 12 days
Warrants Exercisable, Ending	34,500,000	34,000,000
Aggregate Intrinsic Value	$ 1,475,100	$ 842,000